Selling and Marketing Expenses	6 Months Ended
Jun. 30, 2024
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 14 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of June 30, 2024 and 2023 consisted of the following:

	2024	2023
Employee compensation and benefits	$139,402	$54,981
Travel and promotion	101,116	47,633
Shipping and handling	70,051	105,514
Insurance	-	8,228
Consulting fee	1,961	6,053
Inspection and certification fees	56,168	67,265
Entertainment	64,454	110,453
Office and miscellaneous	21,689	36,492
Total	$454,841	$436,619